Additional capital disclosures	12 Months Ended
Mar. 31, 2018
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Additional capital disclosures

19. Additional capital disclosures

The key objective of the Company’s capital management is to ensure that it maintains a stable capital structure with the focus on total equity to uphold investor, creditor, and customer confidence and to ensure future development of its business. The Company focused on keeping strong total equity base to ensure independence, security, as well as a high financial flexibility for potential future borrowings, if required without impacting the risk profile of the Company.

The Company’s goal is to continue to be able to return excess liquidity to shareholders by continuing to distribute annual dividends in future periods.

The amount of future dividends/ buyback of equity shares will be balanced with efforts to continue to maintain an adequate liquidity status.

The capital structure as of March 31, 2017 and 2018 was as follows:

	As at March 31,
	2017		2018		% Change
Equity attributable to the equity shareholders of the Company	₹	520,304	₹	482,936	(7.18)%

As percentage of total capital		79%		78%
Current loans and borrowings		122,801		92,991
Non-current loans and borrowings		19,611		45,268

Total loans and borrowings	₹	142,412	₹	138,259	(2.92)%
As percentage of total capital		21%		22%

Total capital (loans and borrowings and equity)	₹	662,716	₹	621,195	(6.27)%

Loans and borrowings represents 21 % and 22 % of total capital as of March 31, 2017 and 2018, respectively. The Company is not subjected to any externally imposed capital requirements.